Segmented Information - Total Asset Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Assets Excluding Equity Investees Total Assets	$ 506,565	$ 691,005
Less: equity investees' total assets	296,913	355,156
Total consolidated assets	209,652	335,849
Westport Operations [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets Excluding Equity Investees Total Assets	157,452	219,261
Corporate And Technology Investments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets Excluding Equity Investees Total Assets	52,200	116,588
Cummins Westport, Inc. [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets Excluding Equity Investees Total Assets	171,189	172,941
Weichai Westport Inc [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets Excluding Equity Investees Total Assets	$ 125,724	$ 182,215